RELATED PARTY BALANCES AND TRANSACTIONS (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
Related party revenue	$ 184,000	$ 0